Convertible notes (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The net carrying amount of the debt and equity components of the convertible notes as of December 31, 2020 were as follows:

Debt component:
Principal amounts	$460,000
Unamortized discount	98,356
Unamortized issuance costs	9,610
Net carrying amount	$352,034
Equity component, net	$99,190

Schedule of Interest Expense Related to Convertible Senior Notes	Financial expenses related to the convertible senior notes for the year ended December 31, 2020 were as follows:
Amortization of discount	$3,677
Amortization of issuance costs	359
$4,036